Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”), each dated March 1, 2022, for the iShares 10+ Year Investment Grade Corporate Bond ETF (IGLB), iShares 1‑5 Year Investment Grade Corporate Bond ETF (IGSB), iShares 5‑10 Year Investment Grade Corporate Bond ETF (IGIB) and iShares Broad USD Investment Grade Corporate Bond ETF (USIG)
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed removed Russian debt securities from each Fund’s Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 10+ Year Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”), each dated March 1, 2022, for the iShares 10+ Year Investment Grade Corporate Bond ETF (IGLB), iShares 1‑5 Year Investment Grade Corporate Bond ETF (IGSB), iShares 5‑10 Year Investment Grade Corporate Bond ETF (IGIB) and iShares Broad USD Investment Grade Corporate Bond ETF (USIG)
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed removed Russian debt securities from each Fund’s Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 1-5 Year Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”), each dated March 1, 2022, for the iShares 10+ Year Investment Grade Corporate Bond ETF (IGLB), iShares 1‑5 Year Investment Grade Corporate Bond ETF (IGSB), iShares 5‑10 Year Investment Grade Corporate Bond ETF (IGIB) and iShares Broad USD Investment Grade Corporate Bond ETF (USIG)
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed removed Russian debt securities from each Fund’s Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 5-10 Year Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”), each dated March 1, 2022, for the iShares 10+ Year Investment Grade Corporate Bond ETF (IGLB), iShares 1‑5 Year Investment Grade Corporate Bond ETF (IGSB), iShares 5‑10 Year Investment Grade Corporate Bond ETF (IGIB) and iShares Broad USD Investment Grade Corporate Bond ETF (USIG)
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed removed Russian debt securities from each Fund’s Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Broad USD Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 1, 2022 (the “Supplement”)
to the Summary Prospectus, Prospectus and/or Statement of Additional Information (“SAI”), each dated March 1, 2022, for the iShares 10+ Year Investment Grade Corporate Bond ETF (IGLB), iShares 1‑5 Year Investment Grade Corporate Bond ETF (IGSB), iShares 5‑10 Year Investment Grade Corporate Bond ETF (IGIB) and iShares Broad USD Investment Grade Corporate Bond ETF (USIG)
(each, a “Fund” and together, the “Funds”)
The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, or SAI, as applicable.
The Index Provider for each Fund listed removed Russian debt securities from each Fund’s Underlying Index on March 31, 2022.
Effective immediately, each Fund’s Summary Prospectus, Prospectus and SAI, as applicable, is amended as follows:
Change in the Funds’ “Summary of Principal Risks”
The following sentence is added to the end of the section entitled “Tracking Error Risk” in the section entitled “Summary of Principal Risks” in the Summary Prospectus and Prospectus for each Fund:
BFA EXPECTS THAT THE FUND WILL EXPERIENCE HIGHER TRACKING ERROR THAN IS TYPICAL FOR SIMILAR INDEX ETFS.
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.